Related party transactions	12 Months Ended
Dec. 31, 2021
Related party transactions
Related party transactions
32. Related party transactions
The table below sets forth the major related parties and their relationships with the Group as of December 31, 2021:

Name of related parties	Relationship with the Group
Tencent and its subsidiaries (“Tencent Group”)	A shareholder of the Group
Dada and its subsidiaries (“Dada Group”)	An investee of the Group
JD Technology (*)	An investee of the Group, and controlled by the Founder
Core Fund, Core Fund II, Development Fund I and Acquisition Fund I (“Property Funds”)	Investees of the Group
ATRenew and its subsidiaries (“ATRenew Group”)	An investee of the Group

(*)	JD Technology became an investee of the Group since June 2020 (Note 6).
(a) The Group entered into the following transactions with the major related parties:

Transactions	For the year ended December 31,
	2019	2020	2021

	(RMB in millions)
Revenues:
Commission from cooperation on advertising business with Tencent Group(**)	288	355	248
Services provided and products sold to Tencent Group(**)	399	375	553
Services provided and products sold to Dada Group	133	179	523
Services provided and products sold to ATRenew Group	349	664	894
Services provided and products sold to JD Technology	342	598	882
Operating expenses:
Services received and purchases from Tencent Group(**)	2,222	3,226	5,010
Services received from Dada Group	1,565	2,200	1,087
Payment processing and other services received from JD Technology	4,981	6,945	8,762
Lease and property management services received from Property Funds	476	838	1,180
Services received from ATRenew Group	10	32	31
Other income:
Income from non-compete agreement with Dada Group	82	82	77
Interest income from loans provided to JD Technology	41	31	253
Interest income from loans provided to Property Funds	75	49	39
(**)
In March 2014, the Group entered into a series of agreements with Tencent and its affiliates pursuant to which the Group acquired 100% interests in Tencent’s Paipai and QQ Wanggou online marketplace businesses, a 9.9% stake in Shanghai Icson E-Commerce Development Company Limited, logistics personnel and certain other assets. The Group also entered into a five-year strategic cooperation agreement and an eight-year non-compete
agreement with Tencent. In April 2016, the Group acquired the remaining equity interest in Shanghai Icson E-Commerce Development Company Limited by exercising the rights previously granted to the Group in March 2014.

On May 10, 2019, the Company renewed the strategic cooperation agreement with Tencent, for a period of three years starting from May 27, 2019. Tencent continued to offer the Group prominent level 1 and level 2 access points on its Weixin platform to provide traffic support, and the two parties also intend to continue to cooperate in a number of areas including communications, advertising and membership services, among others. As part of the total consideration, the Company agreed to issue to Tencent a certain number of the Company’s Class A ordinary shares for a consideration of approximately US$250 million at prevailing market prices at certain pre-determined
dates during the three-year period, of which 8,127,302, 2,938,584 and 1,914,998 of the Company’s Class A ordinary shares were issued in May 2019, May 2020 and June 2021, respectively.

Revenues from related parties, excluding those from the major related parties as stated above, represented approximately 0.26%, 0.15% and 0.24% of total net revenues of the Group for the years ended December 31, 2019, 2020, and 2021, respectively. Transactions with related parties included in operating expenses, excluding those with the major related parties as stated above, represented 0.20%, 0.28% and 0.17% of total operating expenses of the Group for the years ended December 31, 2019, 2020, and 2021, respecti
v
ely.
(b) The Group had the following balances with the major related parties:

	As of December 31,
	2020	2021
	(RMB in millions)
Due from Tencent Group	791	1,956
Due from JD Technology
Loans provided to JD Technology (***)	2,707	2,876
Other receivables from/(payables) to JD Technology	1,359	(416)
Due from Property Funds
Loans provided to Property Funds (***)	1,045	769
Other receivables from Property Funds	615	87
Due from ATRenew Group	5	—

Total	6,522	5,272

Due to Dada Group	(498)	(337)
Due to ATRenew Group	—	(45)

Total	(498)	(382)

Deferred revenues in relation to traffic support, marketing and promotion services to be provided to Dada Group	(145)	(83)
Deferred revenues in relation to traffic support, marketing and promotion services to be provided to ATRenew Group	(1,468)	(1,038)

Total	(1,613)	(1,121)

Other liabilities in relation to non-compete obligation to Dada Group	(181)	(101)

Total	(181)	(101)

(***)
In relation to the loans provided to JD Technology and Property Funds, the Group charged JD Technology and Property Funds based on fair market interest rate, and cash flows resulted from the loans were presented within investing activities in the consolidated statements of cash flows.

As of December 31, 2020 and 2021, the Group recorded amount due from related parties other than the major related parties as stated above of RMB388 million and RMB492 million, which represented approximately 2.87% and 2.28% of the Group’s total accounts receivable, net and prepayments and other current assets, respectively. As of December 31, 2020 and 2021, the Group recorded amount due to related parties other than the major related parties and deferred revenues in relation to traffic support, marketing and promotion services to be provided to related parties other than the major related parties as stated above of RMB87 million and RMB137 million, which represented approximately 0.05% and 0.07% of the Group’s total accounts payable, advance from customers, accrued expenses and other current liabilities, deferred revenues and other non-current
liabilities, respectively.
(c) Other information related to related party transactions:
Based on a series of agreements signed on January 1, 2016, JD Technology will perform the credit risk assessment and other related services in relation to consumer financing business and obtain the rewards from such services, thus JD Technology will purchase the consumer financing receivables past due over certain agreed period of time from the Group at carrying values without recourse and also agree to bear other cost in direct relation to the consumer financing business to absorb the risks. In connection with the agreements, the total amount of over-due
consumer financing receivable related to the consumer financing business transferred from the Group to JD Technology were RMB189 million, RMB493 million and RMB77 million for the years ended December 31, 2019, 2020 and 2021, respectively. In connection with the consumer financing business, JD Technology charged the Group RMB1,285 million, RMB1,721 million and RMB1,985 million, for the years ended December 31, 2019, 2020 and 2021 for payment processing services provided to the Group, respectively, which are included in “payment processing and other services received from JD Technology” stated above.
The Group also transferred certain financial assets to JD Technology with or without recourse at fair value. The accounts receivable transferred without recourse were
RMB24,586 million, RMB33,406 million and RMB43,299 million for the years ended December 31, 2019, 2020 and 2021, respectively, and were derecognized.
Mr. Richard Qiangdong Liu, the Group’s Chairman of the board since the Group’s inception and the Chief Executive Officer since the Group’s inception to April 2022, has purchased his own aircraft for both business and personal use. The use of the aircraft in connection with the performance of his duty as employee is free of charge to the Group, and the Group has agreed to assume the cost of maintenance, crew and operations of the aircraft relating to the use of the aircraft. Such maintenance and incidental costs were insignificant for all periods presented.
The terms of the agreements with the related parties are determined based on contracted prices negotiated with other parties in normal commercial terms.